STOCKHOLDERS EQUITY (Details 6) - Stock Options [Member]	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Number of option shares vested | shares	16,179
Weighted average exercise price vested | $ / shares	$ 105.22
Aggregate intrinsic value vested | $	$ 0
Weighted average remaining contractual life vested	7 years 1 month 6 days
Number of option shares vested and expected to vest | shares	48,486
Weighted average exercise price vested and expected to vest | $ / shares	$ 46.78
Aggregate intrinsic value vested and expected to vest | $	$ 0
Weighted average remaining contractual life vested and expected to vest	9 years